Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Target Retirement 2010 Fund

BMO Target Retirement 2015 Fund

BMO Target Retirement 2020 Fund

BMO Target Retirement 2025 Fund

BMO Target Retirement 2030 Fund

BMO Target Retirement 2035 Fund

BMO Target Retirement 2040 Fund

BMO Target Retirement 2045 Fund

BMO Target Retirement 2050 Fund

BMO Target Retirement 2055 Fund

Supplement dated August 25, 2015 to the Prospectus dated December 29, 2014,

as supplemented February 20, 2015 and February 6, 2015.

Effective August 25, 2015, the information in the Prospectus under “Fund Summary – Management of the Fund – Portfolio Managers” for each of the BMO Target Retirement 2010, BMO Target Retirement 2020, BMO Target Retirement 2030, BMO Retirement Target 2040, and BMO Retirement Target 2050 Funds is replaced with the following:

Portfolio Managers. Sandy Lincoln, Alan W. Schwartz, Lowell Yura, Brent Schutte, and Jon Adams are co-portfolio managers of the Fund. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Schwartz has been part of the portfolio management team for the Collective Fund since its inception in 2005. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He has managed the Fund since August 2015. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Effective December 31, 2015, Sandy Lincoln will relinquish his duties as a portfolio manager of the Fund. Mr. Lincoln has managed the Fund since its inception in 2013.

Effective August 25, 2015, the information in the Prospectus under “Fund Summary – Management of the Fund – Portfolio Managers” for each of the BMO Target Retirement 2015, BMO Target Retirement 2025, BMO Target Retirement 2035, BMO Retirement Target 2045, and BMO Retirement Target 2055 Funds is replaced with the following:

Portfolio Managers. Sandy Lincoln, Alan W. Schwartz, Lowell Yura, Brent Schutte, and Jon Adams are co-portfolio managers of the Fund. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He has managed the Fund since August 2015. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Effective December 31, 2015, Sandy Lincoln will relinquish his duties as a portfolio manager of the Fund. Mr. Lincoln has managed the Fund since its inception in 2013.

Effective August 25, 2015, the information under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Portfolio Managers. Sandy Lincoln, Alan W. Schwartz, Lowell Yura, Brent Schutte, and Jon Adams are co-portfolio managers of the Funds. All members of the team share investment decision making responsibilities with respect to the Funds. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981. Mr. Schwartz has been part of the portfolio management team for the Collective Funds since their inception in 2005. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014. He is a CFA Charterholder. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He is a CFA Charterholder. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015. He is a CFA Charterholder. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015. Mr. Lincoln and Mr. Schwartz have managed the Funds since their inception in 2013. Mr. Yura has managed the Funds since December 2014. Mr. Schutte and Mr. Adams have managed the Funds since August 2015.

Effective December 31, 2015, Sandy Lincoln will relinquish his duties as a portfolio manager of the Funds. Mr. Lincoln has managed the Funds since their inception in 2013.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.